Income taxes (Tables) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of effective tax rate

		2025	2024
		(In thousands of Korean won)
Loss before income tax	₩	(6,141,476)	(8,065,334)
Tax at the statutory income tax rate		(608,006)	(798,468)
Adjustments:
Tax-exempt income		(36,427)	(13,673)
Expenses not deductible for tax purposes		215,761	374,340
Changes in unrecognized temporary difference		125,382	683,633
Other		303,290	(245,832)
Income tax expenses	₩	-	-
Effective income tax rate (*)		0.0%	0.0%

(*)	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.

Schedule of deferred tax balances

		Tax effect
		Beginning	Increase (decrease)	Ending
		(In thousands of Korean won)
Impairment Losses on Intangible Assets	₩	198,000	8,009	206,009
Allowance for doubtful accounts		236,570	(110,216)	126,354
Lease liabilities		66,234	(11,524)	54,710
Property and equipment		(6,265)	(44,292)	(50,557)
Bond with warrants, net		(163,930)	(4,339)	(168,269)
Leasehold deposit receivables		7,278	(1,145)	6,133
Defined benefit liabilities		94,072	3,031	97,103
Derivative liabilities		145,908	(20,396)	125,512
Accrued expenses		(6,092)	(1,270)	(7,362)
Accrued income		(18,219)	(10,536)	(28,755)
Inventories, net		25,372	-	25,372
Provisions for restoration		4,786	31	4,817
Others		13,499	(4,106)	9,393
Total	₩	597,213	(196,753)	400,460
Loss carried forward	₩	3,402,320	378,738	3,781,058
Carryover tax credit		526,463	(56,604)	469,859
Unrecognized deferred tax assets		(4,525,996)	(125,381)	(4,651,377)
Deferred tax assets (liabilities)	₩	-	-	-

ii.	Movement in deferred tax balances for the year ended December 31, 2024

		Tax effect
		Beginning	Increase (decrease)	Ending
		(In thousands of Korean won)
Impairment Losses on Intangible Assets	₩	198,000	-	198,000
Allowance for doubtful accounts		282,093	(45,523)	236,570
Lease liabilities		76,862	(10,628)	66,234
Property and equipment		(77,619)	71,354	(6,265)
Bond with warrants, net		(273,033)	109,103	(163,930)
Leasehold deposit receivables		5,828	1,450	7,278
Defined benefit liabilities		71,120	22,952	94,072
Derivative liabilities		213,102	(67,194)	145,908
Accrued expenses		4,132	(10,224)	(6,092)
Accrued income		(9,587)	(8,632)	(18,219)
Inventories, net		25,372	-	25,372
Provisions for restoration		4,753	33	4,786
Others		17,197	(3,698)	13,499
Total	₩	538,220	58,993	597,213
Loss carried forward	₩	2,893,763	508,557	3,402,320
Carryover tax credit		410,379	116,084	526,463
Unrecognized deferred tax assets		(3,842,362)	(683,634)	(4,525,996)
Deferred tax assets (liabilities)	₩	-	-	-

Details of unrecognized deferred income tax assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Unrecognized temporary difference	₩	400,460	597,213
Loss carried forward		3,781,058	3,402,320
Carryover tax credit		469,859	526,463
Total	₩	4,651,377	4,525,996

Schedule of unused tax loss carryforwards

Year of expiration		Unused loss carried forward	Unused carryover tax credit
		(In thousands of Korean won)
2026	₩	722,024	-
2027		292,098	-
2028		319,426	-
2029		383,584	-
2030		49,670	-
2031		281,727	-
After 2031		1,732,529	469,859
Total	₩	3,781,058	469,859

Schedule of recovery of deferred tax assets and liabilities

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩	4,574,362	4,305,986
- Deferred tax assets to be recovered within 12 months		324,775	468,181
Sub-total		4,899,137	4,774,167
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months		(75,235)	(81,256)
- Deferred tax liabilities to be recovered within 12 months		(172,525)	(166,915)
Sub-total		(247,760)	(248,171)
Unrecognized deferred tax assets		(4,651,377)	(4,525,996)
Deferred tax assets (liabilities), net	₩	-	-